Notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Included in non-current liabilities	5,636	3,572
Included in current liabilities	-	2,154
	5,636	5,726

Summary of unsecured senior notes

	Principal amount (US$’million)	Carrying amount at December 31, 2023 (RMB’million)	Carrying amount at December 31, 2024 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	2,120	2,154	1.375%	2025
2030 Notes	500	3,516	3,572	2.000%	2030
	800	5,636	5,726